CONDENSED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	1,000,000	7,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000	300,000,000
Common stock, shares issued	3,641,914	2,617,622	1,868,235
Treasury stock, shares	229	229	229
Allowance for Doubtful Accounts Receivable, Current	$ 30	$ 30	$ 16
Allowance for Doubtful Other Receivables, Current		10	10
Accounts Receivable Related Parties Net Current	$ 335	480	470
Deferred Revenue Related Party		$ 480	$ 480
Series A Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Temporary equity, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Temporary equity, shares authorized	3,000,000	3,000,000	0
Temporary equity, shares issued	0	750,000	0
Temporary equity, shares outstanding	0	750,000	0
Temporary equity, liquidation preference	$ 0	$ 750,100
Series B Convertible Preferred Stock [Member]
Temporary equity, par value (in dollars per share)	$ 0.00001	$ 0.00001
Temporary equity, shares authorized	3,000,000	0
Temporary equity, shares issued	250,000	0
Temporary equity, shares outstanding	250.000	0
Temporary equity, liquidation preference	$ 252,300
Series C Convertible Preferred Stock [Member]
Temporary equity, par value (in dollars per share)	$ 0.00001	$ 0.00001
Temporary equity, shares authorized	3,000,000	0
Temporary equity, shares issued	1,589,720	0
Temporary equity, shares outstanding	1,589,720	0
Temporary equity, liquidation preference	$ 1,600,391